Business combinations and capital reorganization (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Business Combinations And Capital Reorganization [Abstract]
Summary of Weighted Average Number of Ordinary Shares Outstanding for Basic and Diluted EPS
Consequently, the weighted average number of ordinary shares outstanding for basic and diluted EPS for the prior periods is as follows:

For the six months ended June 30, 2021
Shares for basic EPS Allego Holding	100
Exchange ratio	1,902,702
Adjusted number of shares	190,270,210

Summary of Fair Values Of Identifiable Assets Acquired and Liabilities Assumed
The assets and liabilities recognized as a result of the acquisition on March 16, 2022 are as follows:

(in €‘000)	Fair value
Property, plant and equipment	88,736
Right-of-use assets	1,998
Lease liabilities	(1,998)
Borrowings (current)	(23,398)
Other working capital (excl. cash and cash equivalents)	943
Cash and cash equivalents	(874)
Net identifiable assets acquired	65,407
Less: non-controlling interest	(1,266)
Net assets acquired	64,141
The following table summarizes the preliminary estimated fair values of identifiable assets acquired and liabilities assumed as of the acquisition date (June 7, 2022).

(in €‘000)	Fair value
Property, plant and equipment	199
Right-of-use assets	2,239
Other financial assets (non-current)	41,983
Trade and other receivables	4,974
Cash and cash equivalents	1,252
Prepayments	6
Contingent liability	(225)
Deferred tax liabilities	(1,272)
Lease liabilities	(2,239)
Trade and other payables	(2,624)
Net identifiable assets acquired	44,293
Add: goodwill	15,692
Net assets acquired	59,985

Summary of Operating Results of MOMA
The following table summarizes the operating results of MOMA that were included in the consolidated statement of profit or loss for the six months ended June 30, 2022.

(in €‘000)	For the six months ended June 30, 2022
Revenue	470
Other income	5
General and administrative expenses	(441)
Operating profit	34
Finance costs	(9)
Profit before income tax	25
Income tax	(10)
Profit for the half-year	15

Summary of Goodwill Arising from MOMA Acquisition
Goodwill arising from the MOMA acquisition was determined as follows:

(in €‘000)	As at the acquisition date (June 7, 2022)
Cash consideration paid	29,985
Deferred consideration	30,000
Total consideration transferred	59,985
Less: fair value of identifiable net assets acquired	44,293
Goodwill	15,692